Long-Term Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-Term Debt

12. Long-Term Debt

Long-term debt as of December 31, 2025, and 2024 consisted of the following:

Facilities	December 31, 2025	December 31, 2024
UBS Credit Facility (a)	$71,000	$—
2024 Senior Secured Term Loan Facility (b)	240,000	288,000
2027 Secured Notes (c)	179,375	231,875
Macquarie loan (d)	—	23,500
E.SUN, MICB, Cathay, Taishin Credit Facility (e)	—	8,300
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (f)	—	52,111
Total credit facilities	$490,375	$603,786
Sale and Leaseback Agreements
Minsheng Sale and Leaseback Agreements - $178,000 (m)	166,788	44,500
CMBFL Sale and Leaseback Agreements - $120,000 (n)	37,546	42,813
Total Sale and Leaseback Agreements	$204,334	$87,313
Total borrowings	$694,709	$691,099
Less: Current portion of long-term debt	(128,500)	(136,559)
Less: Current portion of Sale and Leaseback Agreements (m,n,o,p)	(19,067)	(8,717)
Less: Deferred financing costs (r)	(5,567)	(7,042)
Non-current portion of Long-Term Debt	$541,575	$538,781

Facilities and Senior Secured Notes

a) $85,000 UBS Credit Facility

On March 26, 2025, the Company, through certain of its vessel-owning subsidiaries, entered into a $85,000 credit facility with UBS AG (the “UBS Credit Facility”).

The UBS Credit Facility is repayable in 12 equal consecutive quarterly instalments of $7,000, together with a final balloon payment of $1,000 payable together with the last repayment instalment due at maturity in the second quarter of 2028.

This facility bears interest at SOFR plus a margin of 2.15% per annum payable quarterly in arrears.

The Company used the net proceeds from the UBS Credit Facility to prepay in full, the following existing debt facilities (i) Macquarie Credit Facility (fully prepaid on April 3, 2025 the amount of $17,500), (ii) E.SUN, MICB, Cathay, Taishin Credit Facility, and (iii) HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (fully prepaid on April 3, 2025 the amount of $46,818). On March 28, 2025, the Company fully prepaid, using cash on hand, the amount $5,900 of the E.SUN, MICB, Cathay, Taishin Credit Facility, as no drawdown of the UBS Credit Facility had taken place during the first quarter of 2025.

As of December 31, 2025, the full amount under the UBS Credit Facility had been drawn and the outstanding balance was $71,000.

b) $300,000 Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC

On August 7, 2024, the Company, through certain of its vessel-owning subsidiaries, entered into a $300,000 senior secured term loan facility (the “2024 Senior Secured Term Loan Facility”). As of December 31, 2024, the banks in this facility were: Credit Agricole Corporate and Investment Bank (“CACIB”), ABN AMRO Bank N.V. (“ABN”), Bank of America N.A. (“BofA”), First Citizens Bank & Trust Company (“First Citizens”) and CTBC Bank Co. Ltd. (“CTBC”) to refinance, or prepay, in full or in part, certain of its outstanding debt facilities.

12. Long-Term Debt (continued)

Facilities and Senior Secured Notes (continued)

b) $300,000 Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC (continued)

All three tranches were drawn down in the third quarter of 2024 and the term loan facility has a maturity in the third quarter of 2030.

The 2024 Senior Secured Term Loan Facility is repayable in 12 equal consecutive quarterly instalments of $12,000, four equal consecutive quarterly instalments of $10,000, four equal consecutive quarterly instalments of $8,000 and four equal consecutive quarterly instalments of $6,000 together with a final balloon payment of $60,000 on the term loan facility termination date.

This facility’s interest rate is SOFR plus a margin of 1.85% per annum payable quarterly in arrears.

The Company used the net proceeds from the 2024 Senior Secured Term Loan Facility to refinance or prepay, in full or in part, the following (a) existing debt facilities (i) Sinopac Credit Facility, (ii) Deutsche Bank Credit Facility, (iii) HCOB Credit Facility, (iv) CACIB, Bank Sinopac, CTBC Credit Facility, (v) Chailease Credit Facility, (vi) Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine), (vii) Macquarie loan and (viii) E.SUN, MICB, Cathay, Taishin Credit Facility and (b) existing sale and lease back agreements (i) $54,000 CMBFL Sale and Leaseback Agreement and (ii) Neptune Sale and Leaseback Agreement. The refinancing transaction was accounted as a debt extinguishment.

As of December 31, 2025, the aggregate principal amount outstanding under the 2024 Senior Secured Term Loan Facility was $240,000.

c) 5.69% Senior Secured Notes due 2027

On June 16, 2022, Knausen Holding LLC (the "Issuer"), an indirect wholly-owned subsidiary of the Company, closed on the private placement of $350,000, led by Goldman Sachs & Co. LLC., of publicly rated/investment grade 5.69% Senior Secured Notes due 2027 (the “2027 Secured Notes”) to a limited number of accredited investors. The fixed interest rate was determined on June 1, 2022, based on the interpolated interest rate of 2.84% plus a margin of 2.85% per annum.

The Company used the net proceeds from the private placement for the repayment of certain of the Company’s then-outstanding indebtedness and for general corporate purposes.

An amount equal to 15% per annum of the original principal balance of each Note is payable in equal quarterly installments on the 15th day of each of January, April, July, and October starting October 15, 2022, and the remaining unpaid principal balance shall be due and payable on the maturity date of July 15, 2027. Interest accrues on the unpaid balance of the Notes, payable quarterly on the 15th day of January, April, July, and October in each year, such interest commencing and accruing on and from June 14, 2022.

The 2027 Secured Notes are senior obligations of the Issuer, were initially secured by first priority mortgages on 20 identified vessels owned by subsidiaries of the Issuer (the “Subsidiary Guarantors”) and certain other associated assets and contract rights, as well as share pledges over the Subsidiary Guarantors. In addition, the 2027 Secured Notes are fully and unconditionally guaranteed by the Company.

During the first quarter of 2025, Tasman, Keta and Akiteta were sold. All three vessels were released as collateral under the 2027 Secured Notes. Further, Dimitris Y, was contracted to be sold in May 2025, was released as collateral on July 28, 2025, and was delivered to the new owners on October 13, 2025.

As of December 31, 2025, the aggregate principal amount outstanding under the 2027 Secured Notes was $179,375.

12. Long-Term Debt (continued)

Facilities repaid in 2025

d) Macquarie Credit Facility

On May 18, 2023, the Company, through certain of its vessel-owning subsidiaries, entered into a credit facility agreement with Macquarie Bank Limited (“Macquarie”) for an amount of $76,000 to finance part of the acquisition cost of four containerships, each with a carrying capacity of, 8,544 TEU vessels for an aggregate purchase price of $123,300. The vessels were delivered during the second quarter of 2023.

All four tranches were drawdown in the second quarter of 2023 and the credit facility had maturity in May 2026. The facility was repayable in two equal consecutive quarterly instalments of $5,000, six equal consecutive quarterly instalments of $6,000 and one quarterly instalments of $3,000 and two equal consecutive quarterly instalments of $1,000 with a final balloon payment of $25,000 payable three years after the first utilization date. This facility’s interest rate was SOFR plus a margin of 3.50% per annum payable quarterly in arrears.

On September 10, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to partially prepay the amount of $18,500 under this facility (prepayment was deducted from the final balloon payment).

The Company used the net proceeds from the UBS Credit Facility (see Note 12a) and prepaid in full, the following existing debt facilities (i) Macquarie Credit Facility (fully prepaid on April 3, 2025 the amount of $17,500), (ii) E.SUN, MICB, Cathay, Taishin Credit Facility, and (iii) HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (fully prepaid on April 3, 2025 the amount of $46,818). On March 28, 2025, the Company fully prepaid with its own cash the amount $5,900 of E.SUN, MICB, Cathay, Taishin Credit Facility, as no drawdown of the UBS Credit Facility had taken place during the first quarter of 2025. Prepayment fee on full repayment of Macquarie Credit Facility was $175.

As of December 31, 2025, the outstanding balance of this facility was $nil.

e) $60,000 E.SUN, MICB, Cathay, Taishin Credit Facility

On December 30, 2021, the Company, through certain of its vessel-owning subsidiaries, entered into a syndicated senior secured debt facility with E.SUN Commercial Bank Ltd (“E.SUN”), Cathay United Bank (“Cathay”), Mega International Commercial Bank Co. Ltd (“MICB”) and Taishin International Bank (“Taishin”). The Company used a portion of the net proceeds from this credit facility to fully prepay certain of the Company’s then-outstanding indebtedness. All three tranches were drawn down in January 2022.

The facility was repayable in eight equal consecutive quarterly instalments of $4,500 and ten equal consecutive quarterly instalments of $2,400.

This facility’s interest was SOFR plus a margin of 2.75% per annum plus Credit Adjustment Spread (“CAS”) payable quarterly in arrears.

On September 11, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to partially prepay the amount of $8,500 under this facility. Following the prepayment, the outstanding balance of the facility was repayable in four equal consecutive quarterly instalments of $2,400 and one quarterly instalment of $1,100 and new maturity would have been in October 2025 from July 2026.

On March 28, 2025, the Company fully prepaid the amount of $5,900 under this facility with its own cash, as no drawdown of the UBS Credit Facility had taken place during the first quarter of 2025 (see Note 12a).

As of December 31, 2025, the outstanding balance of this facility was $nil.

12. Long-Term Debt (continued)

Facilities repaid in 2025

f) $140,000 HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility

On July 6, 2021, the Company, through certain of its vessel-owning subsidiaries, entered into a facility with CACIB, Hamburg Commercial Bank AG (“HCOB”), ESUN, CTBC and Taishin for a total of $140,000 to finance the acquisition of the Twelve Vessels. The full amount was drawdown in July 2021 and the credit facility had a maturity in July 2026.

The facility was repayable in six equal consecutive quarterly instalments of $8,000, eight equal consecutive quarterly instalments of $5,400 and six equal consecutive quarterly instalments of $2,200 with a final balloon payment of $35,600 payable together with the final instalment. On March 23, 2023, due to the sale of GSL Amstel, the Company repaid $2,838 on this facility of which $1,000 was deducted from the final balloon payment, and the vessel was released as collateral.

This facility’s interest rate was SOFR plus a margin of 3.25% per annum plus a CAS payable quarterly in arrears.

The Company used the net proceeds from the UBS Credit Facility (see Note 12a) to prepay in full, the following existing debt facilities (i) Macquarie Credit Facility, (ii) E.SUN, MICB, Cathay, Taishin Credit Facility, and (iii) HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility.

As of December 31, 2025, the outstanding balance of this facility was $nil.

Facilities repaid in 2024

g) $12,000 Sinopac Capital International Credit Facility

On August 27, 2021, the Company, through certain of its vessel-owning subsidiaries, entered into a secured credit facility for an amount of $12,000 with Sinopac Capital International (HK) Limited (“Sinopac Credit Facility”), which was partially used to fully refinance certain of the Company’s then-outstanding indebtedness. The full amount was drawn down in September 2021 and the credit facility had a maturity in September 2026.

The facility was repayable in 20 equal consecutive quarterly instalments of $420 with a final balloon of $3,600 payable together with the final instalment.

This facility bore interest at SOFR plus a margin of 3.25% per annum payable quarterly in arrears.

On September 11, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, and fully prepaid the amount of $6,960 under this facility.

As of December 31, 2025, the outstanding balance of this facility was $nil.

h) $51,670 Deutsche Bank AG Credit Facility

On May 6, 2021, the Company, through certain of its vessel-owning subsidiaries, entered into a secured facility for an amount of $51,670 with Deutsche Bank AG (the “Deutsche Bank Credit Facility”), for which the net proceeds were used to refinance certain of the Company’s then-outstanding indebtedness.

The facility was repayable in 20 equal consecutive quarterly instalments of $1,162.45 with a final balloon of $28,421 payable together with the final instalment.

This facility bore interest at SOFR plus a margin of 3.25% per annum payable quarterly in arrears.

On August 12, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $36,558 under this facility.

As of December 31, 2025, the outstanding balance of this facility was $nil.

12. Long-Term Debt (continued)

Facilities repaid in 2024 (continued)

i) $64,200 Hamburg Commercial Bank AG Credit Facility

On April 15, 2021, the Company, through certain of its vessel-owning subsidiaries, entered into a Senior Secured term loan facility with HCOB “the HCOB Credit Facility” for an amount of up to $64,200 in order to finance the acquisition of six out of the Seven Vessels.

Tranche A, E and F amounting to $32,100 were drawn down in April 2021 and had a maturity date in April 2025, Tranche B and D amounting to $21,400 were drawn down in May 2021 and had a maturity date in May 2025, and Tranche C amounting to $10,700 was drawn down in July 2021 and had a maturity date in July 2025.

Each Tranche of the facility was repayable in 16 equal consecutive quarterly instalments of $668.75.

This facility bore interest at SOFR plus a margin of 3.50% per annum payable quarterly in arrears.

On September 5, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $12,706 under this facility.

As of December 31, 2025, the outstanding balance of this facility was $nil.

j) $51,700 CACIB, Bank Sinopac, CTBC Credit Facility

On April 13, 2021, the Company, through certain of its vessel-owning subsidiaries, entered into a secured facility for an amount of $51,700, for which the net proceeds were used to refinance certain of the Company’s then-outstanding indebtedness.

The lenders were CACIB, Bank Sinopac Co. Ltd. (“Bank Sinopac”) and CTBC. The facility was repayable in 20 equal consecutive quarterly instalments of $1,275 with a final balloon of $26,200 payable together with the final instalment.

This facility bore interest at SOFR plus a margin of 2.75% per annum plus a CAS payable quarterly in arrears.

On August 9, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $35,125 under this facility.

As of December 31, 2025, the outstanding balance of this facility was $nil.

k) $9,000 Chailease Credit Facility

On February 26, 2020, the Company, through certain of its vessel-owning subsidiaries, entered into a secured term facility agreement with Chailease International Financial Services Pte., Ltd. for an amount of $9,000. The Chailease Credit Facility was used to refinance certain of the Company’s then-outstanding indebtedness.

The facility was repayable in 36 consecutive monthly instalments of $156 and 24 monthly instalments of $86 with a final balloon of $1,314 payable together with the final instalment.

This facility bore interest at SOFR plus a margin of 4.20% per annum.

On September 12, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $1,831 under this facility.

As of December 31, 2025, the outstanding balance of this facility was $nil.

12. Long-Term Debt (continued)

Facilities repaid in 2024 (continued)

l) $268,000 Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine)

On September 19, 2019, the Company, through certain of its vessel-owning subsidiaries, entered into a syndicated senior secured credit facility (the “Syndicated Senior Secured Credit Facility”) in order to refinance existing credit facilities that had a maturity date in December 2020, of an outstanding amount of $224,310.

The Senior Syndicated Secured Credit Facility was agreed to be borrowed in two tranches. The Lenders were CACIB, ABN, First-Citizens & Trust Company, Siemens Financial Services Inc (“Siemens”), CTBC, Bank Sinopac and Banque Palatine (“Palatine”).

Tranche A amounting to $230,000 was drawn down in full on September 24, 2019, and was scheduled to be repaid in 20 consecutive quarterly instalments of $5,200 starting from December 12, 2019, and a balloon payment of $126,000 payable on September 24, 2024.

Tranche B, amounting to $38,000 was drawn down in full on February 10, 2020, and was scheduled to be repaid in 20 consecutive quarterly instalments of $1,000 and a balloon payment of $18,000 payable on the termination date on the fifth anniversary from the utilization date of Tranche A, which falls in September 24, 2024. In January 2022, the Company agreed to a new senior secured debt facility to refinance its outstanding Syndicated Senior Secured Credit Facility, which extended the maturity date from September 2024 to December 2026, amended certain covenants in the Company’s favor at an unchanged rate of LIBOR + 3.00%. On July 1, 2022, the interest rate was SOFR plus a margin of 3.00% plus a CAS and was payable at each quarter end date.

On August 9, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $133,200 under this facility.

As of December 31, 2025, the outstanding balance of this facility was $nil.

Sale and leaseback agreements (finance leases)

m) $178,000 Sale and Leaseback Agreements – Minsheng Financial Leasing

On December 23, 2024, the Company, through certain of its subsidiaries, entered into two sale and leaseback agreements with Minsheng Financial Leasing (“Minsheng Sale and Leaseback Agreements”) for $44,500, each, to finance the acquisition of two of the newly acquired high-reefer ECO 9,019 TEU vessels, Bremerhaven Express, having closed in December 2024 and the other, Czech, in January 2025. As of December 31, 2024, the Company had drawdown a total of $44,500 to finance the acquisition of Bremerhaven Express. During the first quarter of 2025, the Company entered into two additional sale and leaseback agreements, $44,500 each, to finance the acquisition of the two high-reefer ECO 9,019 TEU Vessels which were delivered in December 2024, Istanbul Express and Sydney Express, both at that moment fully paid in cash. As at March 31, 2025, the Company had drawdown a total of $178,000. The Company has a purchase obligation to acquire the vessels at the end of their lease term and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as financial liability.

The sale and leaseback agreements are repayable in 40 equal consecutive quarterly instalments of $862.5 with a repurchase obligation of $10,000 on the final repayment date.

The sale and leaseback agreement for Bremerhaven Express matures in December 2034, Istanbul Express, Sydney Express and Czech mature in January 2035, and bear interest at SOFR plus a margin of 2.5% per annum payable quarterly in arrears.

As of December 31, 2025, the outstanding balance of these sale and leaseback agreements was $166,788.

12. Long-Term Debt (continued)

Sale and leaseback agreements (finance leases) (continued)

n) $120,000 Sale and Leaseback Agreements – CMBFL Four Vessels

On August 26, 2021, the Company, through certain of its subsidiaries, entered into four $30,000 sale and leaseback agreements with CMB Financial Leasing Co. Ltd. (“CMBFL”) to finance the acquisition of the Four Vessels (the “CMBFL Sale and Leaseback Agreement”). As at September 30, 2021, the Company had drawdown a total of $90,000. The drawdown for the fourth vessel, amounting to $30,000, took place on October 13, 2021, together with the delivery of this vessel. The Company has a purchase obligation to acquire the Four Vessels at the end of their lease terms and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreement as financial liabilities.

Each sale and leaseback agreement is repayable in 12 equal consecutive quarterly instalments of $1,587.5 and 12 equal consecutive quarterly instalments of $329.2 with a repurchase obligation of $7,000 on the final repayment date.

The sale and leaseback agreements for the three vessels mature in September 2027 and for the fourth vessel in October 2027 and bear interest at SOFR plus a margin of 3.25% per annum plus a CAS payable quarterly in arrears. From November 20, 2024, as per supplemental agreement, the sale and leaseback agreements bear interest at SOFR plus a margin of 2.75% per annum.

As of December 31, 2025, the outstanding balance of these sale and leaseback agreements was $37,546.

Sale and leaseback agreements (finance leases) repaid in 2024

o) $54,000 Sale and Leaseback Agreement – CMBFL

On May 20, 2021, the Company, through one of its subsidiaries, entered into a $54,000 sale and leaseback agreement with CMBFL (the “$54,000 CMBFL Sale and Leaseback”), for which the net proceeds were used to refinance certain of the Company’s then-outstanding indebtedness. The Company had a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction had been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability.

The sale and leaseback agreement was repayable in eight equal consecutive quarterly instalments of $2,025 each and 20 equal consecutive quarterly instalments of $891 with a repurchase obligation of $19,980 on the final repayment date.

The sale and leaseback agreement matured in May 2028 and bore interest at SOFR plus a margin of 3.25% per annum plus a CAS payable quarterly in arrears.

In May 2021, on the actual delivery date of the vessel, the Company drew $54,000, which represented vessel purchase price $75,000 less advanced hire of $21,000, which advanced hire neither bore any interest nor was refundable and was set off against payment of the purchase price payable to the Company by the unrelated third party under this agreement.

On August 27, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $33,345 under this facility.

As of December 31, 2025, the outstanding balance of this sale and leaseback agreement was $nil.

12. Long-Term Debt (continued)

Sale and leaseback agreements (finance leases) repaid in 2024 (continued)

p) $14,700 Sale and Leaseback Agreement - Neptune Maritime Leasing

On May 12, 2021, the Company, through one of its subsidiaries, entered into a $14,735 sale and leaseback agreement with Neptune Maritime Leasing (the “Neptune Sale and Leaseback Agreement”) to finance the acquisition of GSL Violetta delivered in April 2021. The Company had a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction had been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In May 2021, the Company drew $14,735 under this agreement.

The sale and leaseback agreement was repayable in 15 equal consecutive quarterly instalments of $793.87 each and four equal consecutive quarterly instalments of $469.12 with a repurchase obligation of $950 on the last repayment date.

The sale and leaseback agreement matured in February 2026 and bore interest at SOFR plus a margin of 4.64% per annum payable quarterly in arrears.

On September 12, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $4,414 under this facility.

As of December 31, 2025, the outstanding balance of this sale and leaseback agreement was $nil.

q) Repayment Schedule

Maturities of long-term debt for the years subsequent to December 31, 2025, are as follows:

Payment due by year ended	Amount
December 31, 2026	$147,567
December 31, 2027	246,954
December 31, 2028	66,800
December 31, 2029	43,800
December 31, 2030	91,800
December 31, 2031 and thereafter	97,788
$694,709

r) Deferred Financing Costs

	December 31, 2025	December 31, 2024
Opening balance	$7,042	$10,750
Expenditure in the period	2,185	3,120
Amortization included within interest expense	(3,660)	(6,828)
Closing balance	$5,567	$7,042

During 2025, total costs amounting to $1,335 were incurred in connection with the Minsheng Sale and Leaseback Agreements (see Note 12m) and $850 in connection with the UBS Credit Facility (see Note 12a).

During 2024, total costs amounting to $2,625 were incurred in connection with 2024 Senior Secured Term Loan Facility (CACIB, ABN, BofA, First Citizens, CTBC) (see note 12b) and $495 in connection with the Minsheng Sale and Leaseback Agreements (see Note 12m).

During 2023, total costs amounting to $1,140 were incurred in connection with the Macquarie Credit Facility (see note 12d).

For the years ending December 31, 2025, 2024 and 2023, the Company recognized a total of $3,660, $6,828, and $5,526, respectively, in respect of amortization of deferred financing costs.

12. Long-Term Debt (continued)

s) Debt covenants-securities

Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or remedied.

As of December 31, 2025, and December 31, 2024, the Company was in compliance with its debt covenants.